Intangible Assets and Goodwill (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Goodwill carrying value	$ 0	$ 0	$ 0
Acquisitions of goodwill	549,667	549,667	1,317,680
Intangible assets carrying value	0	0	$ 0
Acquire intangible assets	1,237,000	1,237,000
Amortization expense of intangible assets	64,907	64,907
Stock issued for domain names, Shares			369,750
Cash paid for domain names			$ 69,500
Total fair value of stock issued for domain names			154,740
Impairment expense	1,721,760	1,721,760	$ 1,725,009
Database [Member]
Acquire intangible assets	432,000	432,000
Platform [Member]
Acquire intangible assets	420,000	420,000
App portfolios [Member]
Acquire intangible assets	250,000	250,000
App handles [Member]
Acquire intangible assets	$ 135,000	$ 135,000